Time charter revenues - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Time charter revenues | $	$ 89.9	$ 77.4	$ 22.6
Minimum
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Remaining charter periods	3 months
Maximum
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Remaining charter periods	12 months
Time charter revenues
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Number of vessels | vessel	12